Employee Benefits Obligation - Summary of Movement in Employee's Retirement Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of year	$ 827	$ 751
Expenses charged to statement of profit or loss	538	156
Actuarial remeasurement charged to other comprehensive income	38	2
Payment during the year	(60)	(66)
Foreign currency translation effect	(17)	(16)
Net defined benefit liability (asset) at end of year	$ 1,326	$ 827